Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Unamortized debt discount, current		$ 18,136,631	$ 369
Deferred financing costs		$ 2,014,599
Unamortized debt discount, non-current			$ 15,238
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, par value		$ 0.0001
Common stock, shares outstanding		288,923,969	160,100,769
Treasury stock shares	26,091,136
Series A convertible preferred stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000
Preferred stock, shares issued	3,100,000	3,100,000	5,100,000
Preferred stock, shares outstanding	3,100,000	3,100,000	5,100,000
Series B Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized		10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Series C Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	100,000,000	100,000,000	10,000,000
Preferred stock, shares issued	3,220,000	3,220,000	3,230,000
Preferred stock, shares outstanding	3,220,000	3,220,000	3,230,000
Common Class A [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,990,000,000	1,990,000,000	500,000,000
Common stock, shares issued	262,832,833	288,923,969	160,100,769
Common stock, shares outstanding	262,832,833	288,923,969	160,100,769
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	0	0	0
Common stock, shares outstanding	0	0	0
Notes Payable [Member]
Unamortized debt discount, current	$ 602,414
Deferred financing costs	602,414
Convertible Notes Payable [Member]
Unamortized debt discount, current	14,866,710	$ 20,151,230
Deferred financing costs	$ 14,866,710	$ 20,151,230